Income Taxes - Reconciliations of Differences between Statutory Income Tax Rates and Effective Income Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax [Line Items]
Statutory income tax rate	38.00%	40.90%	40.90%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.30%	1.00%	1.80%
Non-taxable income	(0.10%)	(0.10%)	(0.10%)
Change in valuation allowance	(2.40%)	(1.70%)	1.50%
Dividend of overseas subsidiaries	0.30%	0.40%	0.70%
Adjustment of estimated income tax accruals	0.40%	(0.50%)	1.40%
Unrecognized tax benefits	2.20%	0.00%	(4.30%)
Tax credit, principally research	(1.20%)	(1.10%)	(5.40%)
Effect of tax rate changes		3.00%
Other, net	0.20%	0.40%	(2.90%)
Effective income tax rate	38.70%	42.30%	33.60%